Note 8 - Term Loans, Revolving Line of Credit and Warrants (Details Textual) - USD ($)									1 Months Ended	3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended		21 Months Ended	36 Months Ended
	Mar. 26, 2018	Jun. 17, 2017	Apr. 27, 2017	Jun. 03, 2015	Jun. 16, 2014	Mar. 14, 2014	Mar. 14, 2014	Mar. 13, 2014	Jul. 31, 2015	Jun. 30, 2018	Jun. 24, 2017	Mar. 25, 2018	Mar. 31, 2018	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016	Mar. 25, 2017	Jan. 19, 2016
Amortization of Debt Discount (Premium)										$ 50,000	$ 22,000				$ 22,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 1.15
Fair Value Adjustment of Warrants														(172,000)	(131,000)
Line of Credit Facility, Remaining Borrowing Capacity										143,000			$ 77,000	77,000
Long-term Line of Credit, Total										$ 582,000
Repayments of Lines of Credit														30,000	218,000
Repayments of Long-term Debt, Total															400,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Shares, Loan Agreement														367,500,000
Partners For Growth IV, L.P. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 500,000
Repayments of Lines of Credit									$ 500,000
PFG Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	260,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25											$ 1.42
Class of Warrant or Right, Extension of Exercise Period	1 year
Fair Value Adjustment of Warrants	$ 43,700
Stock Issued During Period, Shares, Revaluation of Warrants	150,000
Stock Issued During Period, Value, Revaluation of Warrants	$ 50,000
PFG Loan [Member]
Debt Instrument, Face Amount			$ 1,500,000					$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage	16.00%		16.00%			9.75%	9.75%
Debt Instrument, Cash Interest Rate			9.50%
Debt Instrument, Deferred Interest Rate			6.50%
Debt Instrument, Maximum Fee Amount to be Paid upon Maturity			$ 100,000
Debt Instrument, Fee Amount			76,000
Debt Instrument, Remaining Fee Amount			24,000
Debt Instrument, Remaining Fee Amount, Per Month			$ 1,000
Debt Instrument, Reduction in Fee Amount Contingent on Meeting or Exceeding Minimums			25.00%
Number of New Shares to be Issued, Maximum			250,000
Stock Issued During Period, Shares, New Issues			190,000
Number of New Shares to be Issued, Remaining			60,000
Number of New Shares to be Issued, Remaining, Per Month			2,500
Long-term Debt, Total			$ 1,576,000
Debt Instrument, Unamortized Discount, Total			$ 326,000
Amortization of Debt Discount (Premium)														$ 127,000
Stock Issued During Period, Shares, Loan Agreement										375,000			367,500
Debt Instrument, Interest Rate During Period												22.00%
Debt Instrument, Amount of Indebtedness Restructured	$ 1,700,000
Debt Instrument, Modification Agreement, Conditions, Gross Proceeds from Sale of Convertible Preferred Stock	$ 1,000,000
Debt Instrument, Term						2 years 180 days		3 years
Proceeds from Issuance of Debt							$ 1,000,000
Repayments of Long-term Debt, Total																	$ 1,000,000
Derivative Liability, Fair Value, Gross Liability, Total															222,000		222,000
PFG Loan [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						300,000	300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.42	$ 1.42
Class of Warrant or Right, Term						5 years
PFG Loan [Member] | Prepaid Expenses and Other Current Assets [Member]
Payments of Debt Issuance Costs					$ 15,000	$ 30,000
PFG Loan [Member] | Achievement of Performance Milestones First Half of Fiscal 2015 [Member]
Line of Credit Facility, Remaining Borrowing Capacity						$ 1,000,000	$ 1,000,000
PFG Loan [Member] | Under First Draw [Member]
Debt Instrument, Unamortized Discount, Total				$ 178,000
Long-term Debt, Gross				822,000
PFG Loan [Member] | Under First Draw [Member] | Common Stock [Member]
Class of Warrant or Right, Outstanding						180,000	180,000
Class of Warrant or Right, Exchanged for Cash, Amount						$ 150,000	$ 150,000
PFG Loan [Member] | Amendment [Member]
Debt Instrument, Unamortized Discount, Total				135,000
Long-term Debt, Gross				$ 365,000
PFG Loan [Member] | Amendment [Member] | Common Stock [Member]
Class of Warrant or Right, Outstanding					80,000
Class of Warrant or Right, Cancelled During Period				40,000
Class of Warrant or Right, Exchanged for Cash, Amount						$ 67,000	$ 67,000
PFG Loan [Member] | Partners For Growth IV, L.P. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 500,000
PFG Loan [Member] | Partners For Growth IV, L.P. [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate, Stated Percentage						12.50%	12.50%
Debt Instrument, Term		2 years 270 days
Long-term Line of Credit, Total				$ 500,000
Repayments of Lines of Credit				150,000												$ 500,000
Line of Credit Facility, Periodic Payment, Principal				10,000
Warrant Debt [Member] | Under First Draw [Member]
Derivative Liability, Fair Value, Gross Liability, Total															133,000		133,000
Long-term Debt, Gross				178,000
Warrant Debt [Member] | Amendment [Member]
Derivative Liability, Fair Value, Gross Liability, Total															$ 89,000		$ 89,000
Long-term Debt, Gross				$ 135,000